BASIC AND DILUTED LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares related to the outstanding options excluded from the calculation of diluted loss per share	7,072,384	4,849,855
2012 Convertible Loan, preferred shares and warrants [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares related to the outstanding options excluded from the calculation of diluted loss per share			10,596,130